Employee Retirement Plans - Benefit Expense - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
U.S. Pension Plans
Actuarial assumptions used to compute the net periodic benefit expense
Discount rate (as a percent)	4.90%	4.30%	5.10%
Expected long-term rate of return on plan assets (as a percent)	6.25%	6.75%	6.75%
Rate of compensation increase (as a percent)	3.30%	3.30%	3.30%
Non-U.S. Pension Plans
Actuarial assumptions used to compute the net periodic benefit expense
Discount rate (as a percent)	3.70%	3.60%	4.40%
Expected long-term rate of return on plan assets (as a percent)	4.89%	4.17%	4.86%
Rate of compensation increase (as a percent)	3.70%	3.65%	4.00%
Non-Qualified Pension Plans
Actuarial assumptions used to compute the net periodic benefit expense
Discount rate (as a percent)	4.90%	4.30%	5.10%
Postretirement Benefit Plans
Actuarial assumptions used to compute the net periodic benefit expense
Discount rate (as a percent)	4.90%	4.30%	5.10%